Dividends	6 Months Ended
Jun. 30, 2019
Dividends
Dividends

B6     Dividends

	Half year 2019			Half year 2018
	Pence per share		£m	Pence per share		£m
Dividends relating to reporting period:
First interim ordinary dividend	16.45	p	428	15.67	p	406
Dividends paid in reporting period:
Second interim ordinary dividend for prior year	33.68	p	870	32.50	p	840

Dividend per share

The 2019 first interim dividend of 16.45 pence per ordinary share will be paid on 26 September 2019 in sterling to shareholders in the UK, and in Hong Kong dollars to shareholders on the Hong Kong branch register at 4.30pm Hong Kong time on 26 September 2019. The dividend payable to the HK Shareholders will be translated using the exchange rate quoted by the WM Company at the close of business on 13 August 2019. Holders of US American Depositary Receipts (US Shareholders) will be paid their dividends in US dollars on or about 3 October 2019. The exchange rate at which the dividend payable to the US Shareholders will be translated into US dollars will be determined by the depositary agent. The second interim dividend will be paid on or about 3 October 2019 in Singapore dollars to shareholders with shares standing to the credit of their securities accounts with The Central Depository (Pte) Limited (CDP) at 5.00pm Singapore time on the Record Date (SG Shareholders). The exchange rate at which the dividend payable to the SG Shareholders will be translated from Hong Kong dollars into Singapore dollars, will be determined by CDP.

Shareholders on the UK register are eligible to participate in a Dividend Reinvestment Plan.